COMMITMENTS AND CONTINGENCIES (Details) (USD $)	12 Months Ended						0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2007	Mar. 31, 2007	Jan. 02, 2012	Dec. 31, 2012 Barr and Duramed products [Member]	Dec. 31, 2012 Barr and Duramed products [Member]	Dec. 31, 2012 Teva And Subsidiaries [Member]	Dec. 31, 2012 Teva And Subsidiaries [Member]
Operating Leases Future Minimum Payments Due Abstract
2013	$ 99,000,000
2014	91,000,000
2015	59,000,000
2016	41,000,000
2017	36,000,000
2018 and thereafter	99,000,000
Operating Leases Related Parties Expense	500,000
Lease And Rental Expense	132,000,000	115,000,000	90,000,000
Statement [Line Items]
Approximate number of product liability cases								6,000		4,300
Approximate number of pending cases							335	335
Approximate number of cases that have been dismissed								5,500		3,000
Pending Cases Litigation In Arkansas Federal Court							250
Parties To Tort Proceeding Cases Against Teva In Philadelphia Court									40
Intellectual Property Matters [Abstract]
Annual sales of Zyprexa					180,000,000
Annual sales of Protonix				2,500,000,000
Annual Sales Of Pantoprazole				1,100,000,000
Claims For Damages And Prejudgment Interest Against Teva						2,100,000,000
Provision Relating To Pending Patent Litigation	670,000,000
Loss Estimation Relating To Pending Patent Litigation	$ 1,400,000,000